Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
AccountsPayableAndAccruedLiabilities
Schedule of accrued liabilities and other payables
	As of June 30,
	2020	2021
Payroll payables	$42,755	$60,347
Other payables	76,818	17,220
	$119,573	$77,567